Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital
3.16 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.
20. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value.
On June 14, 2023, the Company completed a private placement with EBRD consisting of 6,269,231 common shares at a price of CDN $13.00 per common share for gross proceeds of CDN $81,500 ($61,292). These proceeds (net of transaction costs of $1.4 million) are invested in the Skouries project, and have been credited against the Company's 20% equity funding commitment per the terms of the project financing facility that closed on April 5, 2023.
On June 7, 2023, the Company completed a bought deal prospectus offering of 10,400,000 common shares at a price of CDN $13.00 per common share for gross proceeds of CDN $135,200 ($101,076).
On June 6, 2023, the Company completed a private placement of 390,900 common shares at a price of CDN $19.18 per share for proceeds of CDN $7,498; and a private placement of 290,000 common shares at a price of CDN $17.24 per share for proceeds of CDN $4,998. The shares qualify as flow-through shares for Canadian tax purposes and were issued at premiums of CDN $6.02 per share and CDN $4.08 per share, respectively, to the closing market price of the Company's common shares at the date of issue. The combined premium of CDN $3,536 ($2,635) was recognized in accounts payable and accrued liabilities and will be recognized in other income as required expenditures are incurred and related tax benefits renounced.
On March 14, 2022, the Company completed a private placement of 442,700 common shares at a price of CDN $18.07 per share for proceeds of CDN $8,000 ($6,378), which will be used to fund continued exploration. On the same date, the Company also completed a private placement of 251,800 common shares at a price of CDN $15.88 per share for proceeds of CDN $4,000 ($3,189), which will be used to fund the Triangle deposit ramp development. The shares will qualify as flow-through shares for Canadian tax purposes and were issued at a premium of CDN $4.19 and CDN $2.00 per share, respectively, to the closing market price of the Company’s common shares at the date of issue. The premium of $1,880 was recognized in accounts payable and accrued liabilities and will be recognized in other income once required expenditures are incurred and related tax benefits are renounced.
In March 2022, the warrant holders of Eldorado Gold (Québec) Inc. (formerly QMX Gold Corporation) exercised 1,250,000 warrants that were issued and outstanding prior to the closing of the arrangement between the Company and QMX Gold Corporation on April 7, 2021, which resulted in the Company issuing 19,037 common shares in April 2022 in relation to this exercise. The remaining 500,000 warrants outstanding of Eldorado Gold (Québec) Inc. expired during the first quarter of 2022.

	2023		2022
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	184,800,571	$3,241,644	182,673,118	$3,225,326
Shares issued upon exercise of share options	987,649	7,390	885,750	4,438
Shares issued on redemption of performance share units	—	—	528,166	2,256
Estimated fair value of share options exercised transferred from contributed surplus	—	3,112	—	1,787
Shares issued upon exercise of warrants	—	—	19,037	213
Shares issued for private placement with EBRD, net of issuance costs	6,269,231	59,873	—	—
Shares issued for bought deal offering, net of issuance costs	10,400,000	94,718	—	—
Flow-through shares issued, net of issuance costs and premium	680,900	6,628	694,500	7,624
Balance at December 31,	203,138,351	$3,413,365	184,800,571	$3,241,644